Accounting Policies (Details) - R / $	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Average foreign exchange rate	12.85	13.60	14.50
Closing foreign exchange rate	13.81	13.11